COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company’s facilities and those of certain subsidiaries are rented under several operating lease agreements for periods ending 2016 to 2019. The monthly lease amount, including management fees of the leased property, is approximately $172.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, are as follows:

2017	1,776
2018	1,608
2019	659
2020	188
4,231

b.	Guarantees, indemnity and liens:

1.	The Company issued bank guaranties in the total amount of $0.7 million as a part of the ongoing terms of the contracts with existing customers and for tenders.

2.	The Company has bank guarantees of up to NIS 1,320 ($343 as of December 31, 2016) to the owners of its offices in Herzliya.

3.
On April 29, 2012, the Company’s board of directors approved the recording of a floating charge on all of the Company’s assets in favor of the Company’s current and former chairmen of the board of directors, unlimited in amount, in order to secure personal guarantees granted by them in favor of the Company, such as to a bank in order to secure short-term loans that are given by them from time to time to the Company.

4.	Portion of the inventory is subject to a line of GBP 127 (approximately $156 as of December 31, 2016) for inventory held in a third-party warehouse.

c.	Litigation:

As part of the acquisition of the SmartID division of OTI, the Company assumed a dispute with Merwell Inc. (“Merwell”). Merwell has alleged that it has not received the full payment it is entitled to for its services in respect of a drivers’ license project. OTI alleged that Merwell breached its commitments under the service agreement and also acted in concert with third parties to damage OTI’s business activities. This matter is now subject to an arbitration proceeding. An appropriate provision is included in the financial statements.

In February 2017, a legal claim in the amount of $1,760 was filed against the Company by a former business partner. The claim was filed following a dispute that arose in 2016 between the Company and the former business partner relating to an alleged infringement of the 2012 cooperation agreement between the parties. The Company believes that the claim has no merits and that the probability of the legal proceeding resulting in an unfavorable outcome to the Company is remote.